Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000127071 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127071 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127071 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127071 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127071 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127071 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127071 | 539830109 | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127071 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127071 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127071 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000127071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000127071 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000127071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000127071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000127071 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
C000127071 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092837 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092837 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092837 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092837 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092837 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092837 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092837 | 539830109 | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092837 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092837 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000092837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000092837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000092837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092837 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
C000092837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%